Employee Defined Benefit Plans - Schedule of Quantitative Sensitivity Analyses Impact on Defined Benefit Obligation for Significant Assumptions (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Change in discount rate by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ (13.8)	$ (11.4)
Decrease	$ 14.3	11.6
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in pre-retirement inflation rate by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 2.4	2.7
Decrease	$ (2.4)	(2.7)
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in salary growth by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 0.3	0.3
Decrease	$ (0.3)	(0.3)
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in pension increase assumption by 0.25%
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 7.5	7.1
Decrease	$ (7.4)	(7.1)
Percentage of increase	0.25%
Percentage of decrease	0.25%
Change in one year in the life expectancy
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Increase	$ 13.5	10.3
Decrease	$ (13.5)	$ (10.3)